T. ROWE PRICE Tax-Free Income Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.9%
ALABAMA  1.3%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,267
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,659
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,126
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  7,080 7,502
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  3,300 3,479
Southeast Energy Auth. A Cooperative Dist., Series D, 5.00%,
9/1/35  2,125 2,329
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (1) 3,280 3,288
29,650
ARIZONA  0.4%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 4.08%, 1/1/37  1,490 1,458
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/54  3,085 3,105
Maricopa County IDA, Banner Health, Series 2019E, 3.00%,
1/1/49  4,300 3,214
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,070 1,033
8,810
CALIFORNIA  5.9%
California Community Choice Fin. Auth., Series A, VRDN,
5.00%, 1/1/56 (Tender 5/1/35)  1,500 1,593
California Community Choice Fin. Auth., Series G, VRDN,
5.00%, 11/1/55 (Tender 8/1/32)  5,000 5,248
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  3,175 3,334
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,954
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 5/1/54 (Tender 4/1/32)  5,405 5,787
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,015 3,308
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series B, VRDN, 5.00%, 3/1/56 (Tender
11/1/35)  6,900 7,570

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender
3/1/31)  11,505 12,289
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  10,775 12,223
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  837 866
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  5,000 5,039
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.49%, 12/1/50 (Tender 6/1/26)  775 774
California Municipal Fin. Auth., Series A, COP, 5.25%,
11/1/52 (2) 940 968
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,381
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 400 398
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (1) 900 898
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (3) 1,425 1,661
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,858
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,514
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (1) 5,325 5,697
California School Fin. Auth., New Designs Charter School,
5.00%, 6/1/30 (1) 1,090 1,105
California State Univ., Series C, 4.00%, 11/1/45  5,065 4,970
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 3,300 3,314
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,014
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  3,150 3,495
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,060 4,180
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56 (1) 3,320 2,567
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (1) 2,000 1,435
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,286
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  4,600 4,635
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (4) 4,000 4,261
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,250 5,242

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 2,951
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,355
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/51  5,700 5,386
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,579
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  1,100 1,254
136,389
COLORADO  3.0%
Adams & Arapahoe Counties Joint School Dist. No. 28J Aurora,
GO, 5.50%, 12/1/43  3,400 3,875
Colorado, COP, 6.00%, 12/15/40  4,850 5,634
Colorado, COP, 6.00%, 12/15/41  7,585 8,739
Colorado Bridge & Tunnel Enterprise, Series A, 5.50%,
12/1/54 (2) 3,600 3,902
Colorado HFA, Adventhealth Obligated Group, Series A, 3.00%,
11/15/51  7,250 5,246
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  4,185 3,791
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 689
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,856
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  3,205 3,189
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/37 (5) 7,000 7,239
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,538
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,017
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,615
Park Creek Metropolitan Dist., 5.00%, 12/1/43 (2) 2,420 2,550
69,880
CONNECTICUT  0.5%
Connecticut, Series B, GO, 3.00%, 1/15/42 (4) 5,000 4,284
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,444
Connecticut Housing Fin. Auth., Series R, 6.00%, 11/15/54  2,820 3,042
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (6)(7)(8) 2,878 719
11,489
DELAWARE  1.0%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  5,185 5,129
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  3,065 2,960

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,500 3,595
Delaware State HFA, Bayhealth Medical Center Project,
Series A, 4.00%, 7/1/40  3,000 3,000
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  8,000 6,747
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,002
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 552
22,985
DISTRICT OF COLUMBIA  3.6%
Dist. of Columbia Housing Fin. Agency, Series A, 4.875%,
9/1/45  2,000 2,110
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/44  10,630 11,478
District of Columbia, Series D, GO, 5.00%, 6/1/42  5,000 5,085
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 519
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  560 558
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,780 4,432
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 9,975
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,331
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  11,300 10,602
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  11,445 12,239
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,000 12,203
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  3,075 2,975
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  2,600 2,760
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  4,750 4,981
83,248
FLORIDA  1.9%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44 (6)(7) 1,396 21
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  500 532
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  750 795
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,677

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (9) 3,700 3,752
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  1,980 2,040
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (1) 5,875 5,136
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 3,056
JEA Water & Sewer System Revenue, Series A, 5.50%, 10/1/54  2,000 2,160
Manatee County, 5.50%, 10/1/53  10,000 10,900
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,290 4,292
Tampa, Series A, Zero Coupon, 9/1/34  900 654
Tampa, Series A, Zero Coupon, 9/1/35  750 521
Tampa, Series A, Zero Coupon, 9/1/38  1,000 595
Tampa, Series A, Zero Coupon, 9/1/39  850 480
Tampa, Series A, Zero Coupon, 9/1/40  1,000 530
43,141
GEORGIA  9.5%
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 10,852
Atlanta Airport Passenger Fac. Charge, Series D, 5.00%, 7/1/44  6,000 6,370
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (6)(7) 800 456
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (6)(7) 5,095 2,904
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (1) 5,389 4,829
Atlanta Dev. Auth., PRG - CAU Properties, Series A, 6.00%,
7/1/55 (1) 3,325 3,431
Atlanta Urban Residential Fin. Auth., Connell Commons,
Series A, 4.75%, 5/1/43  2,000 2,055
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  1,280 1,308
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  2,775 2,217
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  1,585 1,444
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,000 4,402
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/42  3,075 3,440
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/43  2,250 2,493
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  4,925 5,083
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 15,825

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  5,000 5,031
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  2,500 2,698
Douglasville-Douglas County Water & Sewer Auth., Series A,
2.00%, 6/1/36  1,510 1,259
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,327
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,232
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  5,000 4,483
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,275
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,220
Gainesville & Hall County Dev. Auth., 5.00%, 6/1/37  625 652
Gainesville & Hall County Dev. Auth., 5.125%, 6/1/39  690 717
Gainesville & Hall County Dev. Auth., 5.25%, 6/1/40  725 750
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.50%,
6/1/45  3,260 3,302
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  3,245 3,319
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,600 3,588
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  14,265 11,970
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (1) 800 819
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 4,515 4,298
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,618
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  4,000 3,967
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50  8,000 7,904
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  3,000 2,999
Georgia Housing & Fin. Auth., Series C, 5.05%, 12/1/45  6,300 6,515
Georgia Ports Auth., 5.00%, 7/1/47  2,500 2,618
Georgia State Road & Tollway Auth., 5.00%, 7/15/44  3,425 3,738
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 3,835
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,185
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,614
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  3,100 3,135
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,750 1,889

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,921
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  7,600 8,200
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,620
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 7,992
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  3,210 3,274
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)  4,510 4,854
Municipal Electric Auth. of Georgia, 4.00%, 1/1/44 (2) 4,420 4,222
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (4) 2,500 2,511
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/49  1,350 1,416
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (4) 3,250 3,413
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/44  5,000 5,513
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series B, 6.00%, 6/1/50 (1) 595 594
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (1) 2,735 2,384
219,980
HAWAII  0.2%
Hawaii County, GO, 5.00%, 9/1/43  2,305 2,525
Hawaii County, GO, 5.00%, 9/1/44  1,000 1,087
3,612
ILLINOIS  5.6%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,825
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  6,000 5,752
Chicago O'Hare Int'l. Airport, Series B, 5.50%, 1/1/59  7,500 8,056
Chicago O'Hare Int'l. Airport, Senior Lien, Series B, 4.00%,
1/1/53 (2) 2,000 1,798
Cook County Sales Tax Revenue, 5.00%, 11/15/46  11,800 12,381
Illinois, GO, 5.50%, 5/1/26  1,350 1,364
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,579
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,662
Illinois, Series A, GO, 5.50%, 3/1/42  4,640 4,997
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,106
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,838
Illinois, Series B, GO, 5.50%, 5/1/47  8,405 8,840

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,692
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/34  425 435
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/34
(Prerefunded 2/15/27) (9) 90 93
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/36  620 632
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/36
(Prerefunded 2/15/27) (9) 130 134
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/41  1,585 1,604
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/41
(Prerefunded 2/15/27) (9) 1,455 1,499
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (1) 2,150 2,263
Illinois Fin. Auth., Northwestern Memorial, Series B, VRDN,
2.80%, 7/15/55  4,000 4,000
Illinois HDA, Series A, 4.75%, 10/1/45  9,000 9,123
Illinois HDA, Series H, 5.75%, 10/1/53  3,965 4,218
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,373
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  3,000 2,807
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 935
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  650 673
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/37 (10) 11,870 7,582
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, Zero Coupon, 12/15/41  10,000 5,010
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28
(Prerefunded 6/1/26) (9) 1,310 1,325
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 6,023
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 15,000 17,351
129,970
INDIANA  0.6%
Indiana Fin. Auth., Series B, 5.00%, 5/1/40  1,500 1,540
Indiana Fin. Auth., Series B, 5.25%, 5/1/45  2,000 2,006
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 5,107
Indiana Fin. Auth., Indiana Univ. Health, Series C, 5.25%,
10/1/44  3,400 3,711
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  1,375 1,418
13,782
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (1) 4,025 4,232
4,232

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
KENTUCKY  2.4%
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,869
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,566
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32  2,000 1,961
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  4,485 4,519
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  2,810 2,823
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  4,525 4,531
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,780
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,205
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  5,750 6,105
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  3,825 4,149
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,769
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,903
55,180
LOUISIANA  0.8%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 7,643
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 761
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,793
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.20%,
6/1/37 (Tender 7/1/26)  1,500 1,491
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,600 4,621
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,144
18,453
MARYLAND  5.7%
Anne County Arundel, Consolidated Water & Sewer, GO,
4.00%, 10/1/52  5,000 4,775
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  2,435 2,644

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 10/1/44  2,805 3,046
Anne County Arundel, Improvement, GO, 5.00%, 10/1/44  6,115 6,641
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 7,008
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,250 1,235
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,504
Frederick County, Series C, 4.00%, 7/1/50 (1) 3,125 2,780
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 601
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 401
Maryland CDA, 5.05%, 3/1/47  5,000 5,155
Maryland CDA, Series C, 5.75%, 9/1/54  1,805 1,916
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56  5,025 5,427
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  3,795 4,243
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  750 610
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (2) 2,500 2,571
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,749
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  650 555
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,555
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  2,655 2,704
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  11,135 11,253
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  2,695 2,852
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 6,901
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series AG, 5.00%, 5/1/47 (2) 3,625 3,977
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series AG, 5.00%, 5/1/50 (2) 10,020 10,922
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  3,000 2,750
Montgomery County, Series A, GO, 3.00%, 11/1/37  5,365 5,107
Montgomery County, Series A, GO, 4.00%, 8/1/41  1,500 1,524
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  4,195 2,960
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,614
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,500 2,623

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,724
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,287
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 8,759
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 3,000
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 506
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 1,001
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,605
132,485
MASSACHUSETTS  2.6%
Massachusetts, Series A, GO, 5.00%, 4/1/42  1,950 2,160
Massachusetts, Series A, GO, 5.00%, 4/1/43  3,000 3,286
Massachusetts, Series A, GO, 5.00%, 4/1/45  1,500 1,614
Massachusetts, Series C, GO, 5.00%, 6/1/43  7,500 8,225
Massachusetts, Series C, GO, 5.00%, 6/1/44  4,000 4,353
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 3,099
Massachusetts Commonwealth, Series H, GO, 5.00%, 12/1/42  10,440 11,472
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (2) 7,700 8,282
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 940 969
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 11,853
Massachusetts Housing Fin. Agency, Series 242, 4.75%,
12/1/50  2,250 2,262
Massachusetts Housing Fin. Agency, Series A-1, 4.70%,
12/1/49  800 800
Massachusetts Housing Fin. Agency, Series A-1, 4.80%,
12/1/54  1,500 1,499
59,874
MICHIGAN  1.9%
Detroit, GO, 5.00%, 4/1/28  850 884
Detroit, GO, 5.00%, 4/1/29  150 156
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 1,022
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 1,957
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 8,878
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,451
Karegnondi Water Auth., 5.00%, 11/1/42 (4) 3,000 3,271
Karegnondi Water Auth., 5.00%, 11/1/43 (4) 3,000 3,237

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  5,300 4,750
Michigan Fin. Auth., University of Detroit Mercy, 5.375%,
11/1/43  3,530 3,614
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,733
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,721
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,326
Wayne County Airport Auth., Series G, 5.00%, 12/1/28
(Prerefunded 12/5/25) (9) 3,795 3,796
44,796
MINNESOTA  0.4%
Minnesota Housing Fin. Agency, Series A, 2.90%, 1/1/45  1,280 1,029
Minnesota Housing Fin. Agency, Series A, 6.25%, 1/1/54  2,315 2,506
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  2,690 3,023
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,435 2,717
9,275
MISSISSIPPI  0.0%
Warren County, Int'l. Paper Company Project, 4.00%, 9/1/32  725 746
746
MISSOURI  1.3%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,496
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,061
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,903
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/48  2,015 2,023
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/54  1,750 1,737
Missouri HEFA, Mercy Health, 3.00%, 6/1/53  4,000 2,901
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,503
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 1,016
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,809
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 972
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  90 87
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 838
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 700
30,046
NEBRASKA  0.1%
Nebraska Investment Fin. Auth., Series E, 5.00%, 3/1/49  2,750 2,837
2,837

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NEVADA  0.6%
Las Vegas Convention & Visitors Auth., Series A, 5.00%, 7/1/49  8,800 9,127
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  4,485 4,590
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 3,500 570
14,287
NEW HAMPSHIRE  1.2%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  5,351 5,444
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,635 2,544
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,550 2,444
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.167%, 1/20/41  547 513
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,631
New Hampshire Business Fin. Auth., Series A-1, VR, 4.794%,
2/20/41  3,275 3,419
New Hampshire Business Fin. Auth., Series A-1, Class A-1, VR,
4.167%, 1/20/41  1,964 1,948
New Hampshire Business Fin. Auth., Series A-2, VR, 4.794%,
2/20/41  2,000 2,007
New Hampshire Business Fin. Auth., Univ. of Nevada Reno
Project, Series A, 5.25%, 6/1/51 (4) 5,000 5,252
27,202
NEW JERSEY  2.9%
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  1,200 1,055
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 4,395 4,635
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 365 364
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 1,000 1,001
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 4,460 4,226
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,000
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,564
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,805 1,602
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  6,775 7,343
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,115 7,724

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,000 3,042
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
4.85%, 11/1/40  2,820 2,947
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42 (4) 2,875 3,171
New Jersey Institute of Technology, Series A, 5.00%, 7/1/43 (4) 2,140 2,336
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (9) 700 820
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,380
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (4) 5,250 3,075
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  670 708
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,097
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 346
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,298
Township of Piscataway, Series 2025, GO, 2.00%, 10/15/37  2,500 2,091
67,825
NEW MEXICO  0.2%
New Mexico Municipal Energy Acquisition Auth., VRDN, 5.00%,
6/1/54 (Tender 11/1/30)  3,500 3,747
3,747
NEW YORK  9.2%
Dormitory Auth. of the State of New York, Series A, 3.00%,
3/15/41  2,465 2,137
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  9,000 8,330
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/49  1,000 1,048
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  2,000 2,265
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  13,880 15,036
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,960 2,516
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,837
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (2) 8,825 9,482
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  8,500 8,005
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (2) 10,000 10,234
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,336

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,730
New York City, Series J, GO, 5.00%, 8/1/31  5 5
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,464
New York City Housing Dev., 3.95%, 11/1/43  5,600 5,411
New York City Housing Dev., 4.125%, 11/1/53  2,510 2,307
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,409
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,790 1,903
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (2) 3,100 2,383
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  1,350 1,431
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%,
6/15/33  7,000 7,058
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, 5.00%, 6/15/46  3,000 3,172
New York City Municipal Water Fin. Auth., Second General
Resolution, Series EE, 5.00%, 6/15/40  4,000 4,121
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  1,475 1,504
New York City Transitional Fin. Auth., Future Tax, Series C,
4.00%, 5/1/44  2,295 2,199
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/43  2,980 3,287
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  3,460 3,782
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  1,525 1,643
New York City Transitional Fin. Auth., Future Tax, Series D-S,
4.00%, 11/1/42  3,000 2,936
New York City Transitional Fin. Auth., Future Tax, Series E,
5.50%, 11/1/49  4,465 4,841
New York City Transitional Fin. Auth., Future Tax, Fiscal 2025,
Series D, 5.50%, 5/1/52  3,500 3,781
New York City Transitional Fin. Auth., Future Tax, Fiscal 2025,
Series H-1, 5.00%, 11/1/46  1,725 1,808
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.25%, 2/15/41  13,530 10,455
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.50%, 10/1/52  2,215 2,204
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.55%, 10/1/49  1,375 1,362
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 266, 4.65%, 10/1/50  3,220 3,205
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  3,500 3,557

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, Series B-2, VRDN,
3.30%, 12/15/54 (Tender 12/15/28)  1,275 1,275
New York State Housing Fin. Agency, Series E-1, 2.75%,
11/1/56  2,000 1,320
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  5,400 4,033
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,275
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 22,055 22,081
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/59 (5) 10,000 10,625
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 5.00%, 12/1/45  2,500 2,592
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/41 (5) 6,000 6,056
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  3,500 2,856
Triborough Bridge & Tunnel Auth., Series A, 5.50%, 12/1/59  3,000 3,231
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,438
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 5.00%, 5/15/52  7,250 8,132
214,098
NORTH CAROLINA  2.4%
Cape Fear Public Utility Auth., 5.00%, 4/1/44  1,050 1,132
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 2.85%, 1/15/42  3,600 3,600
Columbus County Ind. Fac. & Pollution Control Fin. Auth., Int'l.
Paper Company Project, 4.20%, 5/1/34  2,000 2,067
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,930 1,994
North Carolina Housing Fin. Agency, Series 53-A, 6.25%,
1/1/55  4,585 4,957
North Carolina Housing Fin. Agency, Series 54-A, 6.25%,
1/1/55  2,475 2,754
North Carolina Housing Fin. Agency, 1998 Trust Agreement,
Series A, 4.55%, 7/1/45  2,350 2,341
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  2,000 1,830
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,021
North Carolina Turnpike Auth., 5.00%, 1/1/40  16,735 17,299
North Carolina Turnpike Auth., Triangle Expressway, 4.00%,
1/1/55  4,465 3,984
North Carolina Turnpike Auth., Triangle Expressway, 5.00%,
1/1/44  1,500 1,534
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (2) 8,000 8,240
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  2,155 2,409

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
55,162
OHIO  2.3%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  12,920 10,879
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,702
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,277
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,615
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,123
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  12,730 13,896
Ohio Housing Fin. Agency, Series A, 6.25%, 3/1/55  2,390 2,596
Ohio Housing Fin. Agency, Series C, 7.50%, 3/1/49  2,500 3,035
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (2) 2,770 2,685
53,808
OKLAHOMA  0.9%
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 15,309
Oklahoma Turnpike Auth., Senior, Series A, 5.50%, 1/1/54  4,300 4,673
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,975
21,957
OREGON  0.4%
Oregon, Series 2024A, GO, 5.25%, 5/1/43  1,400 1,556
Oregon, Series 2025A, GO, 5.25%, 5/1/43  2,000 2,235
Oregon, Series E, GO, 5.00%, 5/15/41  1,535 1,630
Oregon, Series E, GO, 5.00%, 5/15/42  1,000 1,056
Oregon, Series E, GO, 5.00%, 5/15/44  1,840 1,928
8,405
PENNSYLVANIA  2.9%
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 2,013
Pennsylvania Higher EFA, Series A, 4.25%, 2/15/55  1,800 1,715
Pennsylvania Higher EFA, Series A, 5.00%, 2/15/55  3,200 3,371
Pennsylvania Housing Fin. Agency, Series 137, 3.00%, 10/1/51  14,720 14,321
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,135 3,383
Pennsylvania Housing Fin. Agency, Series 147A, 6.25%,
10/1/54  6,424 7,062
Pennsylvania Housing Fin. Agency, Series 148A, 4.20%,
10/1/40  6,335 6,358
Pennsylvania Housing Fin. Agency, Series 2022, 4.15%,
10/1/42  6,000 5,988

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  1,860 2,014
Pennsylvania State Univ., Series A, 5.00%, 9/1/43  3,785 4,121
Philadelphia Auth. for Ind. Dev., University of the Sceinces,
5.00%, 11/1/47  2,500 2,448
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  4,000 3,615
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  3,850 4,162
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  5,500 5,629
66,200
PUERTO RICO  5.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 12,613 8,072
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 14,550 9,494
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 11,472 6,682
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 1,490 1,365
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (1) 5,000 5,208
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 1,000 1,049
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,079
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,070 1,107
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,333
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,294 1,284
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,756 2,647
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,624
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,658
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(7) 60 40
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (6)(7) 2,410 1,603
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (6)(7) 100 66
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (6)(7) 810 539
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (6)(7) 225 150
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6)
(7) 290 193

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (6)
(7) 880 585
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6)
(7) 1,105 735
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6)
(7) 370 246
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6)
(7) 450 299
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6)
(7) 2,640 1,756
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (6)
(7) 380 253
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)
(7) 990 658
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6)
(7) 280 186
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6)
(7) 240 160
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6)
(7) 100 66
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)
(7) 275 183
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6)
(7) 215 143
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6)
(7) 70 47
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6)
(7) 120 80
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6)
(7) 95 63
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)
(7) 890 592
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6)
(7) 200 133
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)
(7) 100 66
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,549
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  20,372 19,350
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  11,774 11,452
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  1,859 1,762
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 5,135

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  10,102 7,654
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,392
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  16,489 16,054
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  5,156 5,020
123,812
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(7) 4,915 1,917
Rhode Island Health & Ed. Building, Series A, 5.00%, 7/1/45 (2) 1,500 1,536
3,453
SOUTH CAROLINA  1.6%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  7,991 5,695
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  11,920 4,153
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  14,777 2,358
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  1,131 682
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  10,109 1,115
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,191 54
Medical Univ. Hosp. Auth., Indian Land Project, 5.25%,
5/15/42 (12) 4,840 5,157
Medical Univ. Hosp. Auth., Indian Land Project, 5.25%,
5/15/46 (12) 485 504
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,306
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.25%, 11/1/43  2,250 2,465
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,085
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,191
South Carolina Public Service Auth., Series A, 5.00%, 12/1/44  1,250 1,324
South Carolina Public Service Auth., Series A, 5.00%, 12/1/46  2,000 2,095
South Carolina Public Service Auth., Series B, 5.00%, 12/1/45  1,000 1,053
36,237
SOUTH DAKOTA  0.5%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,000 4,853
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  5,500 5,816
10,669
TENNESSEE  0.4%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,790

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.25%, 7/1/64 (4) 1,800 1,853
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  5,140 5,409
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,325
10,377
TEXAS  8.5%
Arlington Higher Ed. Fin., 3.00%, 8/15/49  1,000 760
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,903
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,622
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,409
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 600
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,005
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 523
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  4,700 3,946
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  4,000 3,690
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/42  3,400 3,759
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  3,550 3,998
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,250 1,386
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  3,000 3,259
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/39  5,160 5,682
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 4.375%,
2/15/42  2,965 3,008
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/41  5,185 5,558
Dallas Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/44 (5) 5,500 5,851
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 2,996
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,079
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 3,001
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,001
Harris County Hosp. Dist., GO, 5.00%, 2/15/43  7,055 7,537
Harris County Hosp. Dist., GO, 5.00%, 2/15/44  7,195 7,646
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  5,000 4,643

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  4,225 3,850
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,688
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,463
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,401
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 4,161
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,554
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/42  2,625 2,879
New Hope Cultural Ed. Fac. Fin., Children's Health System,
Series A, 5.50%, 8/15/49  3,125 3,402
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 754
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 989
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 2,123
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39
(Prerefunded 1/1/26) (9) 1,610 1,613
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  8,250 8,432
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  7,000 7,127
North Texas Tollway Auth., First Tier, Series A, 5.25%, 1/1/44  3,775 4,102
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51 (4) 6,700 4,955
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, VRDN, 5.00%, 11/15/52 (Tender
5/15/26)  1,800 1,811
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,010
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,854
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,710
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,657
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,198
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (6)(7) 2,962 —
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,277
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,264
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  2,390 2,434

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  1,000 1,001
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,677
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  11,475 12,652
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/36  5,500 5,524
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/33  4,110 4,383
197,807
UTAH  1.2%
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.00%, 6/1/38 (2) 1,000 1,063
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.25%, 6/1/42 (2) 1,000 1,100
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.25%, 6/1/43 (2) 400 436
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (1) 1,235 1,231
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (1) 1,455 1,499
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  500 516
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  7,502 7,825
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,016
Utah County, IHC Health Services, 5.00%, 5/15/41  5,000 5,029
Utah Transit Auth., 5.00%, 12/15/43  3,450 3,779
Utah Transit Auth., Senior Lien, 5.00%, 6/15/42  3,500 3,831
27,325
VIRGINIA  6.2%
Alexandria, Series A, GO, 2.00%, 12/15/38  3,000 2,367
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  9,810 8,259
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (2) 5,000 4,350
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,415
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,276
Culpeper County Economic Dev. Auth., 5.00%, 6/1/45  5,840 6,241
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 6,471
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/33  8,955 8,985

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 3,000 3,189
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  3,000 3,046
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,726
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  14,715 4,671
Richmond, Series C, GO, 3.50%, 3/1/49  5,000 4,336
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,495 8,219
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,010
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,925
Virginia College Building Auth., Series A, 4.00%, 9/1/45  4,980 4,845
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  5,000 4,953
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/49  4,600 4,881
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/54  9,050 9,567
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  3,895 3,904
Virginia HDA, Series A, 4.45%, 9/1/45  1,000 994
Virginia HDA, Series A, 4.65%, 9/1/55  3,075 3,058
Virginia HDA, Series C, 4.90%, 12/1/59  1,270 1,277
Virginia HDA, Series E, 4.45%, 10/1/59  5,875 5,721
Virginia HDA, Series F, 5.40%, 11/1/63  10,000 10,491
Virginia HDA, Series G, 5.375%, 11/1/64  5,000 5,211
Virginia HDA, Series K, 2.55%, 12/1/46  5,705 4,046
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (5) 3,000 2,912
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,300 3,500
143,846
WASHINGTON  2.4%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  4,000 4,587
Energy Northwest, Columbia Generating Station, Series A,
4.00%, 7/1/42  6,065 6,080
Washington, Series C, GO, 5.00%, 2/1/43  2,250 2,428
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 11,051
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,576

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Series 2025-1,
Class A-1, VR, 4.079%, 8/20/63 (Prerefunded 11/20/41) (9) 2,619 2,518
Washington State Housing Fin. Commission, Series 2025-1,
Class A-2, VR, 4.079%, 8/20/63 (Prerefunded 11/20/41) (9) 2,394 2,275
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.00%, 7/1/45 (1)(4) 2,625 2,666
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.25%, 7/1/55 (1)(4) 3,305 3,359
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.50%, 7/1/50 (1) 3,775 3,811
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.00%, 7/1/54  3,705 3,594
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.50%, 7/1/59  2,605 2,647
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,797 9,262
56,854
WEST VIRGINIA  0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 431
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 430
861
WISCONSIN  0.8%
PFA, Series A, 5.00%, 6/15/35  310 344
PFA, Series A, 5.25%, 6/15/50  1,000 1,030
PFA, Series B, 5.25%, 6/15/35  200 219
PFA, Series C, 5.50%, 6/15/45  500 500
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (5) 7,000 7,734
PFA, Kahala Nui Project, 5.25%, 11/15/50  2,850 2,893
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  175 180
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  525 539
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  150 149
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,045 3,293
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  1,945 1,911
18,792
Total Municipal Securities (Cost $2,277,688) 2,293,584

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,463 2,919
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $3,545) 2,919
Total Investments in Securities  99.0%
(Cost $2,281,233) $ 2,296,503
Other Assets Less Liabilities 1.0% 23,236
Net Assets 100.0% $ 2,319,739
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $90,297 and represents 3.9% of net assets.
(2) Insured by Assured Guaranty Incorporated
(3) Escrowed to maturity
(4) Insured by Build America Mutual Assurance Company
(5) Interest subject to alternative minimum tax.
(6) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(7) Non-income producing
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Prerefunded date is used in determining portfolio maturity.
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) When-issued security
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Income Fund , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Free
Income Fund , Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Tax-Free Income Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F45-054Q3 11/25